Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	IDEX Biometrics ASA
Entity Central Index Key	0001824036
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Voluntary Filers	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	1,010,388,454
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Address Line One	Dronning Eufemias gate 16
Entity Address, City or Town	Oslo
Entity Address, Country	NO
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-39810
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	Q8
ICFR Auditor Attestation Flag	false
Entity Address, Postal Zip Code	NO-0191
Auditor Name	Ernst & Young AS
Auditor Firm ID	1572
Auditor Location	Oslo, Norway
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Dronning Eufemias gate 16
Entity Address, City or Town	Oslo
Entity Address, Country	NO
Entity Address, Postal Zip Code	NO-0191
Contact Personnel Name	Vincent Graziani
Contact Personnel Email Address	@idexbiometrics.com
City Area Code	47
Local Phone Number	6783 9119
ADS [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing 75 Ordinary Shares, nominal value NOK 0.15 per share
Trading Symbol	IDBA
Security Exchange Name	NASDAQ
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, nominal value NOK 0.15 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ